Employee Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 0.3	$ 0.3	$ 0.7	$ 0.6
Employer contribution percent			4.00%
Employer contributions	$ 0.1	$ 0.1	$ 0.2	$ 0.2